Employee Benefits - Changes in Effect of Asset Ceiling (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	¥ (126,238)
Balance at end of the year	(124,453)	¥ (126,238)
Effect of asset ceiling
Disclosure of fair value of plan assets [line items]
Balance at end of the year	25,757
Japan
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	20,562
Balance at end of the year	24,960	20,562
Japan | Effect of asset ceiling
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	0	0
Remeasurement Changes in effect of asset ceiling	0	25,757
Balance at end of the year	¥ 25,757	¥ 0